UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	May 7, 1999

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	74

Form 13F Information Table Value Total:	262,936,000

List of other Included Managers:

No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amer Intl Group                com              026874107     4588    38032 SH       SOLE                    38032
American Express ...           com              025816109     4021    34150 SH       SOLE                    34150
Amgen Inc.                     com              031162100    15423   205988 SH       SOLE                   205988
Anheuser-Busch .....           com              035229103     1142    15000 SH       SOLE                    15000
Associates First Capital Corp  com              046008108      240     5330 SH       SOLE                     5330
Bank of America Corp (n/c 4/99 com              060505104     1135    16067 SH       SOLE                    16067
Bank of New York Inc           com              064057102     1657    46100 SH       SOLE                    46100
Berkshire Hathaway Inc  Class  com              084670108      214        3 SH       SOLE                        3
Biogen Inc                     com              090597105     3727    32600 SH       SOLE                    32600
Boeing .............           com              097023105      612    18000 SH       SOLE                    18000
Bristol-Myers Squibb Co.       com              110122108     1234    19250 SH       SOLE                    19250
Chevron Corp. ......           com              166751107      301     3388 SH       SOLE                     3388
Chubb Corp                     com              171232101      234     4000 SH       SOLE                     4000
Ciena Corp                     com              171779101     2423   107700 SH       SOLE                   107700
Cisco Systems, Inc.            com              17275R102     6353    57989 SH       SOLE                    57989
Citigroup Inc.  (name chg 10/8 com              172967101     4540    71076 SH       SOLE                    71076
Coca Cola Co. ......           com              191216100      976    15900 SH       SOLE                    15900
Compaq Computer                com              204493100     3026    95500 SH       SOLE                    95500
EMC Corporation ...            com              268648102     8642    67650 SH       SOLE                    67650
Exxon Corp. ........           com              302290101      629     8916 SH       SOLE                     8916
Ford Motor Co.......           com              345370100      510     9000 SH       SOLE                     9000
General Electric ...           com              369604103     4593    41520 SH       SOLE                    41520
Genzyme Corp                   com              372917104     2991    59300 SH       SOLE                    59300
Guidant Corporation (spinoff f com              401698105      544     9000 SH       SOLE                     9000
Halliburton Co                 com              406216101     1700    44167 SH       SOLE                    44167
Home Depot                     com              437076102     3825    61450 SH       SOLE                    61450
I. B. M. ...........           com              459200101     4833    27266 SH       SOLE                    27266
Intel Corp..........           com              458140100     5278    44400 SH       SOLE                    44400
Johnson & Johnson ..           com              478160104      627     6709 SH       SOLE                     6709
Kimberly Clark Corp.           com              494368103     3980    83017 SH       SOLE                    83017
Lilly (Eli) ........           com              532457108     3590    42300 SH       SOLE                    42300
MCI Worldcom Inc (name changed com              98155K102      248     2800 SH       SOLE                     2800
Macmillan Bloedel              com              554783209      418    37200 SH       SOLE                    37200
Mattel Inc..........           com              577081102      296    11853 SH       SOLE                    11853
McKesson HBOC Inc.             com              58155q103     1930    29250 SH       SOLE                    29250
Merck & Co.                    com              589331107     1570    19592 SH       SOLE                    19592
Merrill Lynch & Co             com              590188108     3217    36350 SH       SOLE                    36350
Microsoft ..........           com              594918104     9544   106488 SH       SOLE                   106488
Morgan St Dean Witter Discover com              24240V101     2848    28500 SH       SOLE                    28500
National City Corporation      com              635405103      239     3600 SH       SOLE                     3600
Nike Inc Class B ...           com              654106103    21494   372600 SH       SOLE                   372600
Paccar Inc. ........           com              693718108      580    14080 SH       SOLE                    14080
Pairgain Technology Inc.       com              695934109      916    93950 SH       SOLE                    93950
Pfizer .............           com              717081103     4239    30550 SH       SOLE                    30550
Philip Morris ......           com              718154107      412    11700 SH       SOLE                    11700
Procter & Gamble ...           com              742718109      610     6232 SH       SOLE                     6232
Quaker Oats Co......           com              747402105      373     6000 SH       SOLE                     6000
Reuters Group PLC - Spons ADR  com              76132m102      271     3120 SH       SOLE                     3120
Safeco Corp. .......           com              786429100      776    19200 SH       SOLE                    19200
SmithKline Beecham PLC ADR rep com              832378301      286     4000 SH       SOLE                     4000
Starbucks Corporation          com              855244109     5153   183634 SH       SOLE                   183634
State Street Corporation       com              857477103     3102    37716 SH       SOLE                    37716
Telefonica de Espana           com              879382208      261     2040 SH       SOLE                     2040
Tiffany & Company              com              886547108     4225    56517 SH       SOLE                    56517
US Filter Corp                 com              911843209     3116   101734 SH       SOLE                   101734
Warner-Lambert Company         com              934488107      258     3900 SH       SOLE                     3900
Weatherford Int'l (name & sym  com              947074100     1999    76514 SH       SOLE                    76514
Weyerhaeuser Co.....           com              962166104      403     7267 SH       SOLE                     7267
American Re Capital Pfd 8.50%  prd              029162203      409    15900 SH       SOLE                    15900
Microsoft 2.196 Convertible Pr prd              594918203      611     6200 SH       SOLE                     6200
Alliance Mortgage Secs Income  fdeq             018639104       89 10560.692SH       SOLE                10560.692
D Witter Select Eqty Utility S fdeq             24241x262       27 26085.000SH       SOLE                26085.000
Fidelity Advisor Short-Term Fi fdeq             315807503      101 10888.180SH       SOLE                10888.180
Vanguard S&P 500 Index Fund    fdeq                           8296 69775.197SH       SOLE                69775.197
Cyrk International Inc.(Rule14                                3708   490273 SH       SOLE                   490273
IBM (Restricted Rule 145)Held                   459200101    20036   113038 SH       SOLE                   113038
IBM (Unrestricted)Held at Schw                  459200101     9913    55927 SH       SOLE                    55927
Janus Overseas Fund                             471023846      267    12744 SH       SOLE                    12744
Nike Inc. Class A (convertible                               23075   400000 SH       SOLE                   400000
Nike Inc. Class B                                            32633   565694 SH       SOLE                   565694
Northeast Investors Trust                       664210101      146    13888 SH       SOLE                    13888
Pathways Group Inc                              70321d106      292    22500 SH       SOLE                    22500
Presstek, Inc.  (RESTRICTED LE                  741113104      471    59764 SH       SOLE                    59764
Scripps Bank La Jolla Californ                  811037100      486    31594 SH       SOLE                    31594